Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 109,259,486	$ 65,954,438
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	52,948,476	43,661,270
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	13,513,388	6,462,265
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	8,311,729	5,162,189
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables Past Due but not Impaired	$ 34,485,893	$ 10,668,714